Retirement Benefit Obligations - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Net pension and postretirement benefits liability	$ 12	$ (13)
Net periodic benefit costs	28	13	$ 0
Pension plan contributions for next fiscal year	$ 1
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Pension asset portfolio, percentage	14.00%
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Pension asset portfolio, percentage	83.00%
Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Pension asset portfolio, percentage	3.00%
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated pension benefit obligations	$ 816	$ 883